Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill [text block]
The changes in the carrying amount of goodwill and intangible assets for the years ended December 31, 2021 and 2020 were as follows:

	Goodwill	Development Costs	Intangibles under Development	Customer Relationships	Trademarks	Physician Networks	Licenses	Total Other Intangible Assets (Excluding Goodwill)
	$’000	$’000	$’000	$’000	$’000	$’000	$’000	$’000
Cost
Balance at January 1, 2020	61	15,558	28,873	—	—	—	—	44,431
Acquisitions through business combinations	17,771	—	—	3,100	3,300	1,500	—	7,900
Additions	—	940	43,027	—	—	—	—	43,967
Transfers	—	51,932	(51,932)	—	—	—	—	—
Effect of movements in foreign exchange	—	632	1,170	—	—	—	—	1,802
Balance at December 31, 2020	17,832	69,062	21,138	3,100	3,300	1,500	—	98,100
Balance at January 1, 2021	17,832	69,062	21,138	3,100	3,300	1,500	—	98,100
Acquisitions through business combinations	75,846	8,550	—	11,600	5,000	3,500	590	29,240
Additions	—	—	33,999	—	—	—	—	33,999
Transfers	—	33,056	(33,056)				—	—
Effect of movements in foreign exchange	—	(1,312)	(213)	—	—	—	—	(1,525)
Balance at December 31, 2021	93,678	109,356	21,868	14,700	8,300	5,000	590	159,814
Amortization and impairment
Balance at January 1, 2020	—	680	—	—	—	—	—	680
Amortization for the year	—	10,157	—	845	83	38	—	11,123
Impairment charge	—	6,436	—	—	—	—	—	6,436
Effect of movements in foreign exchange	—	1,008	—	—	—	—	—	1,008
Balance at December 31, 2020	—	18,281	—	845	83	38	—	19,247
Balance at January 1, 2021	—	18,281	—	845	83	38	—	19,247
Amortization for the year	—	21,287	—	2,835	3,450	1,025	393	28,990
Impairment charge	—	941	—	—	—	—	—	941
Effect of movements in foreign exchange	—	(785)	—	—	—	—	—	(785)
Balance at December 31, 2021	—	39,724	—	3,680	3,533	1,063	393	48,393
Net book value
At January 1, 2020	61	14,878	28,873	—	—	—	—	43,751
At December 31, 2020 and January 1, 2021	17,832	50,781	21,138	2,255	3,217	1,462	—	78,853
At December 31, 2021	93,678	69,632	21,868	11,020	4,767	3,937	197	111,421